Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 10, 2020	Feb. 09, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Goodwill recorded in acquisition					$ 80,509,000
Changes in carrying amount of goodwill recognized				$ 0
AP Wireless
Finite-Lived Intangible Assets [Line Items]
Goodwill recorded in acquisition	$ 80,509,000
In-Place Lease Intangible Asset
Finite-Lived Intangible Assets [Line Items]
Amortization expense		$ 77,000	$ 158,000	$ 309,000	$ 1,163,000	$ 532,000